Offerings	Mar. 31, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	(1) Represents securities that may be offered and sold from time to time in one or more offerings by Infinity Natural Resources, Inc. (the "Registrant"). (4) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of Class A Common Stock and shares of preferred stock of the Registrant as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (5) There are being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $750,000,000.00. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered also include an indeterminate number or amount, as the case may be, of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder or pursuant to the anti-dilution provisions of any such securities. (6) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.01 par value per share
Amount Registered | shares	64,047,081
Proposed Maximum Offering Price per Unit	17.56
Maximum Aggregate Offering Price	$ 1,124,666,742.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 155,316.48
Offering Note	(2) Represents shares of Class A common stock, $0.01 par value per share, of the Registrant ("Class A Common Stock") that may be offered and sold from time to time in one or more offerings by the selling stockholders identified in the registration statement, consisting of (i) up to 44,780,230 shares of Class A Common Stock issuable upon conversion of common units of Infinity Natural Resources, LLC, (ii) up to 99,948 shares of Class A Common Stock and (iii) up to 19,166,903 shares of Class A Common Stock issuable upon conversion of 350,000 shares of Series A Convertible Preferred Stock, $0.01 par value per share, of the Registrant. (3) Estimated solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices reported for the Class A Common Stock on the New York Stock Exchange on March 25, 2026, in accordance with Rule 457(c) under the Securities Act, as amended (the "Securities Act").